Notes Payable	9 Months Ended
Sep. 30, 2017
Notes Payable.
Notes Payable

7.    Notes Payable

Solaris LLC has, on occasion, financed its annual insurance policies and certain vehicles. As of September 30, 2017, there were no outstanding notes payable.

Notes payable was comprised of the following at September 30, 2017 and December 31, 2016:

	September 30,	December 31,
	2017	2016
Notes payable to insurance finance company	$—	$11
Notes payable to vehicle companies	—	440
Total notes payable	—	451
Less: current maturities	—	(169)
Notes payable, net of current portion	$—	$282